INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of non-controlling interest of subsidiary - Non-controlling interests [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of non-controlling interest of subsidiary [Line Items]
Total	$ (6,672)	$ (1,605)
Income [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of non-controlling interest of subsidiary [Line Items]
Total	$ (9,648)	$ 5,183	$ 31,975
Latam Airlines Perú S.A.[Member] | Equity [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of non-controlling interest of subsidiary [Line Items]
Tax No .	0-E
Country of origin	Peru
Percentage of income attributable to subsidiaries	0.19%	30.00%
Total	$ (7,238)	$ 2,609
Latam Airlines Perú S.A.[Member] | Income [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of non-controlling interest of subsidiary [Line Items]
Tax No .	0-E
Country of origin	Peru
Percentage of income attributable to subsidiaries	0.19%	30.00%	30.00%
Total	$ (8,102)	$ (1,065)	$ 1,673
Lan Cargo S.A. And Subsidiaries [Member] | Equity [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of non-controlling interest of subsidiary [Line Items]
Tax No .	93.383.000-4
Country of origin	Chile
Percentage of income attributable to subsidiaries	0.10196%	0.10196%
Total	$ 666	$ 369
Lan Cargo S.A. And Subsidiaries [Member] | Income [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of non-controlling interest of subsidiary [Line Items]
Tax No .	93.383.000-4
Country of origin	Chile
Percentage of income attributable to subsidiaries	0.10196%	0.10196%	0.10196%
Total	$ (121)	$ 19	$ (406)
Inversora Cordillera S.A. and Subsidiaries [Member] | Equity [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of non-controlling interest of subsidiary [Line Items]
Tax No .	0-E
Country of origin	Argentina
Percentage of income attributable to subsidiaries	0.0163%	0.0163%
Total	$ (276)	$ (6,276)
Inversora Cordillera S.A. and Subsidiaries [Member] | Income [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of non-controlling interest of subsidiary [Line Items]
Tax No .	0-E
Country of origin	Argentina
Percentage of income attributable to subsidiaries	0.0163%	4.22%	0.1394%
Total	$ 360	$ 359	$ 66
Lan Argentina S.A. [Member] | Equity [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of non-controlling interest of subsidiary [Line Items]
Tax No .	0-E
Country of origin	Argentina
Percentage of income attributable to subsidiaries	0.00344%	0.00344%
Total	$ 1	$ 50
Lan Argentina S.A. [Member] | Income [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of non-controlling interest of subsidiary [Line Items]
Tax No .	0-E
Country of origin	Argentina
Percentage of income attributable to subsidiaries	0.00344%	0.00344%	0.0289%
Total	$ 70	$ 48	$ 39
Americonsult de Guatemala S.A. [Member] | Equity [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of non-controlling interest of subsidiary [Line Items]
Tax No .	0-E
Country of origin	Guatemala
Percentage of income attributable to subsidiaries	0.87%	0.87%
Total	$ 1	$ 1
Americonsult S.A. and Subsidiaries [Member] | Equity [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of non-controlling interest of subsidiary [Line Items]
Tax No .	0-E
Country of origin	Mexico
Percentage of income attributable to subsidiaries	0.20%	0.20%
Total	$ (6)	$ (7)
Americonsult S.A. and Subsidiaries [Member] | Income [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of non-controlling interest of subsidiary [Line Items]
Tax No .	0-E
Country of origin	Mexico
Percentage of income attributable to subsidiaries	0.20%	0.20%	0.20%
Total	$ 1	$ (7)	$ 2
Americonsult Costa Rica S.A. [Member] | Equity [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of non-controlling interest of subsidiary [Line Items]
Tax No .	0-E
Country of origin	Costa Rica
Percentage of income attributable to subsidiaries	0.20%	0.20%
Total	$ 2	$ 2
Linea Aerea Carguera de Colombiana S.A. [Mmeber] | Equity [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of non-controlling interest of subsidiary [Line Items]
Tax No .	0-E
Country of origin	Colombia
Percentage of income attributable to subsidiaries	9.54%	10.00%
Total	$ (522)	$ (755)
Linea Aerea Carguera de Colombiana S.A. [Mmeber] | Income [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of non-controlling interest of subsidiary [Line Items]
Tax No .	0-E
Country of origin	Colombia
Percentage of income attributable to subsidiaries	9.54%	10.00%	10.00%
Total	$ (943)	$ (293)	$ 58
Aerolineas Regionales de Integracion Aires S.A. [Member] | Equity [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of non-controlling interest of subsidiary [Line Items]
Tax No .	0-E
Country of origin	Colombia
Percentage of income attributable to subsidiaries	0.7988%	0.7988%
Total	$ (13)	$ 899
Aerolineas Regionales de Integracion Aires S.A. [Member] | Income [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of non-controlling interest of subsidiary [Line Items]
Tax No .	0-E
Country of origin	Colombia
Percentage of income attributable to subsidiaries	0.7988%	0.7988%	0.7988%
Total	$ (724)	$ (24)	$ 87
Transportes Aereos del Mercosur S.A. [Member] | Equity [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of non-controlling interest of subsidiary [Line Items]
Tax No .	0-E
Country of origin	Paraguay
Percentage of income attributable to subsidiaries	5.02%	5.02%
Total	$ 713	$ 1,503
Transportes Aereos del Mercosur S.A. [Member] | Income [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of non-controlling interest of subsidiary [Line Items]
Tax No .	0-E
Country of origin	Paraguay
Percentage of income attributable to subsidiaries	5.02%	5.02%	5.02%
Total	$ (189)	$ 420	$ 717
Multiplus S.A. [Member] | Income [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of non-controlling interest of subsidiary [Line Items]
Tax No .	0-E
Country of origin	Brazil
Percentage of income attributable to subsidiaries			27.26%
Total		$ 5,726	$ 29,739